Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 5	$ 6
Impairment of other receivables	1	4
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	1
Mining contractor termination costs	0	1
Royalties Received	8	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	12
Tax Expense (Benefit) on items above	0	0
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (2)	$ 0